Fair Value Measurements - Schedule of Measurement Inputs (Details)	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Expected term [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			7
Expected term [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	3.31	3.56
Expected term [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			0.3
Expected volatility [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			77
Expected volatility [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	110.8	68.1
Expected volatility [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	54.8	117	95
Expected volatility [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			78.5
Risk-free interest rate [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			3.92
Risk-free interest rate [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	3.92	4.39
Risk-free interest rate [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	4.31	4.28	4.48
Risk-free interest rate [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			5.4
Expected dividend yield [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			0
Expected dividend yield [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	0	0
Expected dividend yield [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			0
VWAP [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	1.5	1.78	1.66
Simulation period [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	0.3	0.55	1.55